SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Segment Reporting, Disclosure of Major Customers									ONEOK Partners had no single external customer from which it received 10 percent or more of our consolidated gross revenues.	ONEOK Partners had no single external customer from which it received 10 percent or more of our consolidated gross revenues.	ONEOK Partners had no single external customer from which it received 10 percent or more of our consolidated gross revenues.
Revenues	$ 2,654,461	$ 2,357,907	$ 2,134,107	$ 1,774,459	$ 1,930,902	$ 1,898,946	$ 2,128,052	$ 1,805,306	$ 8,920,934	$ 7,763,206	$ 12,195,091
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(6,496,124)	(5,641,052)	(10,088,548)
Operating costs									(757,184)	(693,331)	(674,887)
Equity in net earnings from investments									139,690	125,300	117,415
Other									20,342	8,287	13,162
Depreciation and amortization									(391,585)	(354,620)	(294,684)
Impairment of long-lived assets									0	(83,673)	0
Impairment of equity investments									0	(180,583)	(76,412)
Assets	16,138,751				15,446,111				16,138,751	15,446,111	15,261,773
Capital expenditures									624,634	1,188,312	1,779,150
Income from continuing operations	194,761	$ 194,792	$ 180,086	$ 175,911	(26,279)	$ 164,698	$ 151,020	$ 95,837	745,550	385,276	668,715
Interest Expense									469,651	416,787	356,163
Income taxes									212,406	136,600	151,158
Asset Impairment Charges									0	264,256	76,412
Operating Income (Loss)									1,285,676	996,159	1,143,571
Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues									2,051,577	1,837,116	2,967,608
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(1,331,542)	(1,265,617)	(2,305,723)
Operating costs									(285,599)	(272,418)	(257,658)
Equity in net earnings from investments									10,742	17,863	20,271
Other									1,600	1,610	672
Adjusted EBITDA									446,778	318,554	425,170
Depreciation and amortization									(178,548)	(150,008)	(123,847)
Impairment of long-lived assets										(73,681)
Impairment of equity investments										(180,583)	(76,412)
Assets	5,320,666				5,123,450				5,320,666	5,123,450	4,911,283
Capital expenditures									410,485	887,938	898,896
Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues									7,675,654	6,579,699	10,545,381
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(6,321,377)	(5,328,256)	(9,435,296)
Operating costs									(327,597)	(314,505)	(296,402)
Equity in net earnings from investments									54,513	38,696	27,326
Other									(1,574)	(3,342)	(87)
Adjusted EBITDA									1,079,619	972,292	840,922
Depreciation and amortization									(163,303)	(158,709)	(124,071)
Impairment of long-lived assets										(9,992)
Impairment of equity investments										0	0
Assets	8,347,961				8,017,799				8,347,961	8,017,799	8,143,575
Capital expenditures									105,861	226,135	798,048
Natural Gas Liquids [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Revenues									1,175,300	954,800	695,900
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(458,700)	(412,600)	(309,400)
Operating Income (Loss)									467,900	306,900	196,100
Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues									379,361	332,447	350,456
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(30,561)	(34,481)	(21,935)
Operating costs									(115,628)	(105,720)	(111,037)
Equity in net earnings from investments									74,435	68,741	69,818
Other									5,530	13,993	6,900
Adjusted EBITDA									313,137	274,980	294,202
Depreciation and amortization									(46,718)	(43,479)	(43,318)
Impairment of long-lived assets										0
Impairment of equity investments										0	0
Assets	1,946,318				1,851,857				1,946,318	1,851,857	1,835,884
Capital expenditures									96,274	58,215	42,991
Natural Gas Pipelines [Member] | Natural Gas Pipelines Regulated [Member]
Segment Reporting Information [Line Items]
Revenues									238,700	266,900	290,000
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(30,000)	(31,100)	(47,700)
Operating Income (Loss)									100,800	103,700	106,500
Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									10,106,592	8,749,262	13,863,445
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									(7,683,480)	(6,628,354)	(11,762,954)
Operating costs									(728,824)	(692,643)	(665,097)
Equity in net earnings from investments									139,690	125,300	117,415
Other									5,556	12,261	7,485
Adjusted EBITDA									1,839,534	1,565,826	1,560,294
Depreciation and amortization									(388,569)	(352,196)	(291,236)
Impairment of long-lived assets										(83,673)
Impairment of equity investments										(180,583)	(76,412)
Assets	15,614,945				14,993,106				15,614,945	14,993,106	14,890,742
Capital expenditures									612,620	1,172,288	1,739,935
Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(1,185,658)	(986,056)	(1,668,354)
Cost of sales and fuel (exclusive of depreciation and items shown separately below)									1,187,356	987,302	1,674,406
Operating costs									(28,360)	(688)	(9,790)
Equity in net earnings from investments									0	0	0
Depreciation and amortization									(3,016)	(2,424)	(3,448)
Impairment of long-lived assets										0
Impairment of equity investments										0	0
Assets	$ 523,806				$ 453,005				523,806	453,005	371,031
Capital expenditures									12,014	16,024	39,215
Unaffiliated entity [Member]
Segment Reporting Information [Line Items]
Revenues									8,920,934	7,763,206	12,141,565
Unaffiliated entity [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues									1,375,738	1,187,390	1,478,729
Unaffiliated entity [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues									7,168,983	6,248,002	10,329,609
Unaffiliated entity [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues									373,738	325,676	329,801
Unaffiliated entity [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									8,918,459	7,761,068	12,138,139
Unaffiliated entity [Member] | Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									2,475	2,138	3,426
Affiliated Entity [Member]
Segment Reporting Information [Line Items]
Revenues											53,526
Affiliated Entity [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues											41,214
Affiliated Entity [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues											0
Affiliated Entity [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues											12,312
Affiliated Entity [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues											53,526
Affiliated Entity [Member] | Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Operating Segments [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues									675,839	649,726	1,447,665
Operating Segments [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues									506,671	331,697	215,772
Operating Segments [Member] | Natural Gas Liquids [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Revenues									992,800	770,100	598,100
Operating Segments [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues									5,623	6,771	8,343
Operating Segments [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									1,188,133	988,194	1,671,780
Operating Segments [Member] | Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									$ (1,188,133)	$ (988,194)	$ (1,671,780)